Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 60,229	€ 56,870
Non-trading derivatives	2,028	3,893
Designated at fair value through profit or loss	5,775	6,159
Mandatorily measured at fair value through profit or loss	54,983	46,844
Financial assets at fair value through profit or loss	€ 123,015	€ 113,766